EXPENSES BY NATURE - Classified by function (Details) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
	Jun. 26, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EXPENSES BY NATURE
Cost of sales			R$ (57,823,416)	R$ (57,583,992)	R$ (63,661,156)
Selling expenses			(762,560)	(716,195)	(733,026)
General and administrative expenses			(1,404,059)	(1,491,441)	(1,454,592)
Other operating income			306,426	1,033,506	246,313
Other operating expenses			(999,002)	(522,476)	(210,042)
Eletrobras compulsory loan recovery	R$ 100,800		100,860
Results in operations with joint ventures			808,367
Impairment of financial assets			(30,910)	(10,728)	(81)
Impairment of assets		R$ (199,627)	(199,627)
Total Expenses			R$ (60,003,921)	R$ (59,291,326)	R$ (65,812,584)